Schedule I - Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2016
Consolidated Financial Information of Parent [Abstract]
Condensed Financial Information of Parent
Schedule I — Condensed financial information of parent

Fly Leasing Limited
 Condensed Balance Sheets

AS OF DECEMBER 31, 2016 AND 2015
(Dollars in thousands)
	December 31,
	2016	2015
Assets
Cash and cash equivalents	$229,777	$139,339
Notes receivable from subsidiaries	441,451	735,835
Investments in subsidiaries	912,163	778,080
Investment in unconsolidated subsidiary	7,700	7,170
Other assets, net	534	2,712
Total assets	1,591,625	1,663,136
Liabilities
Payable to related parties	906	50
Payable to subsidiaries	280,034	289,961
Unsecured borrowings, net	691,390	691,109
Deferred tax liability, net	1,946	13,675
Accrued and other liabilities	24,114	11,377
Total liabilities	998,390	1,006,172
Shareholders’ equity	593,235	656,964
Total liabilities and shareholders’ equity	$1,591,625	$1,663,136

The accompanying note is an integral part of these consolidated financial statements.

Schedule I — Condensed financial information of parent

Fly Leasing Limited
 Condensed Statements of Income

FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
(Dollars in thousands, except per share data)
	Years ended
	2016	2015	2014
Revenues
Equity in earnings (loss) of subsidiaries	$(24,385)	$17,065	$59,447
Equity in earnings from unconsolidated subsidiary	530	1,159	3,562
Intercompany management fee income	8,866	15,053	16,921
Intercompany interest income	44,394	48,077	22,394
Interest and other income	410	224	215
Total revenues	29,815	81,578	102,539
Expense
Interest expense	48,013	48,013	28,089
Selling, general and administrative	11,803	12,987	15,520
Total expenses	59,816	61,000	43,609
Net income (loss) before provision for income taxes	(30,001)	20,578	58,930
Income tax benefit	(889)	(2,220)	(1,254)
Net income (loss)	$(29,112)	$22,798	$60,184
Weighted average number of shares:
Basic	33,239,001	41,222,690	41,405,211
Diluted	33,239,001	41,315,149	41,527,584
Earnings (loss) per share:
Basic	$(0.88)	$0.52	$1.42
Diluted	$(0.88)	$0.52	$1.42

The accompanying note is an integral part of these consolidated financial statements.

Schedule I — Condensed financial information of parent

Fly Leasing Limited
 Condensed Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
(Dollars in thousands)
	Years ended
	2016	2015	2014
Cash Flows from Operating Activities
Net Income (loss)	$(29,112)	$22,798	$60,184
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings of subsidiaries	24,385	(17,065)	(59,447)
Equity in earnings of unconsolidated subsidiary	(530)	(1,159)	(3,562)
Deferred income taxes	(12,139)	(2,276)	(2,004)
Share-based compensation	—	195	30
Amortization of debt discount and others	1,982	1,982	1,537
Distributions from unconsolidated subsidiary	—	—	5,501
Changes in operating assets and liabilities:
Receivable from subsidiaries	(162,229)	132,843	117,806
Other assets	476	1,060	(1,672)
Payable to related parties	856	(867)	(48)
Accrued and other liabilities	12,622	483	7,211
Net cash flows (used in) provided by operating activities	(163,689)	137,994	125,536
Cash Flows from Investing Activities
Capital contributions to subsidiaries	—	—	(5,058)
Distributions received from subsidiaries	—	53,500	1,925
Capital contributions to unconsolidated subsidiary	—	(2,009)	—
Distributions received from unconsolidated subsidiary	—	—	1,132
Notes receivable from subsidiaries	(40,172)	(650,083)	(628,994)
Notes payable to subsidiaries	334,556	505,273	94,101
Net cash flows provided by (used in) investing activities	294,384	(93,319)	(536,894)
Cash Flows from Financing Activities
Proceeds from issuance of unsecured borrowings	—	—	396,563
Debt issuance costs	—	—	(1,116)
Shares repurchased	(40,257)	(81,432)	—
Dividends paid	—	(41,388)	(41,392)
Dividend equivalents	—	(1,054)	(1,426)
Net cash flows (used in) provided by financing activities	(40,257)	(123,874)	352,629
Net increase (decrease) in cash and cash equivalents	90,438	(79,199)	(58,729)
Cash and cash equivalents at beginning of year	139,339	218,538	277,267
Cash and cash equivalents at end of year	$229,777	$139,339	$218,538
Supplemental Disclosure:
Cash paid during the year for:
Interest	$46,032	$46,723	$21,488
Taxes	—	—	—

Noncash Activities:
Noncash investing activities:
Capital contribution to subsidiaries	207,340	17,246	—
Distributions paid to subsidiaries	55,039	711	—

The accompanying note is an integral part of these consolidated financial statements.